UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21423

                          The Gabelli Dividend & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                                           Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                          Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Dividend & Income Trust

Third Quarter Report — September 30, 2014

(Y)our Portfolio Management Team

To Our Shareholders,

For the quarter ended September 30, 2014, the net asset value (“NAV”) total return of The Gabelli Dividend & Income Trust (the “Fund”) was (3.5)%, compared with a total return of 1.1% for the Standard & Poor’s (“S&P”) 500 Index. The total return for the Fund’s publicly traded shares was (1.4)%. The Fund’s NAV per share was $23.30, while the price of the publicly traded shares closed at $21.30 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2014.

Comparative Results

Average Annual Returns through September 30, 2014 (a) (Unaudited)					Since
	Quarter	1 Year	5 Year	10 Year	Inception (11/28/03)
Gabelli Dividend & Income Trust
NAV Total Return (b)	(3.46)%	15.15%	16.17%	8.85%	8.63%
Investment Total Return (c)	(1.40)	19.17	19.15	9.41	8.21
S&P 500 Index	1.13	19.73	15.70	8.11	8.11
Dow Jones Industrial Average	1.86	15.20	14.78	8.14	7.96 (d)
Nasdaq Composite Index	2.24	20.62	17.59	10.27	9.00
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. The S&P 500 and the Nasdaq Composite Indices are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)	Total returns and average annual returns reflect changes in closing market values on the NYSE and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.
(d)	From November 30, 2003, the date closest to the Fund’s inception for which data is available.

The Gabelli Dividend & Income Trust

Schedule of Investments — September 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 97.6%
	Aerospace — 2.1%
143,000	Exelis Inc.	$2,365,220
34,000	Kaman Corp.	1,336,200
107,000	Rockwell Automation Inc.	11,757,160
1,325,000	Rolls-Royce Holdings plc	20,717,561
112,000	The Boeing Co.	14,266,560

		50,442,701

	Agriculture — 0.2%
75,000	Archer Daniels Midland Co.	3,832,500
1,000	Bunge Ltd.	84,230

		3,916,730

	Automotive — 1.1%
375,000	Ford Motor Co.	5,546,250
205,000	General Motors Co.	6,547,700
289,000	Navistar International Corp.†	9,510,990
83,000	PACCAR Inc.	4,720,625

		26,325,565

	Automotive: Parts and Accessories — 2.0%
170,000	Dana Holding Corp.	3,258,900
20,000	Federal-Mogul Holdings Corp.†	297,400
357,000	Genuine Parts Co.	31,312,470
133,000	Johnson Controls Inc.	5,852,000
33,561	O’Reilly Automotive Inc.†	5,046,232
25,240	TRW Automotive Holdings Corp.†	2,555,550

		48,322,552

	Aviation: Parts and Services — 0.2%
70,000	B/E Aerospace Inc.†	5,875,800

	Broadcasting — 0.1%
7,000	Dolby Laboratories Inc., Cl. A†	292,530
8,000	Liberty Media Corp., Cl. A†	377,440
16,000	Liberty Media Corp., Cl. C†	751,840

		1,421,810

	Building and Construction — 0.2%
78,000	Fortune Brands Home & Security Inc.	3,206,580
110,000	Layne Christensen Co.†	1,068,100

		4,274,680

	Business Services — 1.3%
70,000	ACCO Brands Corp.†	483,000
37,800	Aramark	994,140
80,500	Diebold Inc.	2,843,260
150,000	Fly Leasing Ltd., ADR	1,921,500
3,200	Jardine Matheson Holdings Ltd.	190,720
139,000	Macquarie Infrastructure Co. LLC	9,271,300
183,000	MasterCard Inc., Cl. A	13,527,360
31,000	The Brink’s Co.	745,240
7,944	Vectrus Inc.†	155,155

Shares		Market Value
1,223	Veritiv Corp.†	$61,223

		30,192,898

	Cable and Satellite — 2.7%
70,000	AMC Networks Inc., Cl. A†	4,089,400
458,000	Cablevision Systems Corp., Cl. A	8,019,580
15,000	Cogeco Inc.	727,265
80,000	Comcast Corp., Cl. A, Special	4,280,000
98,000	DIRECTV†	8,478,960
183,000	DISH Network Corp., Cl. A†	11,818,140
49,000	EchoStar Corp., Cl. A†	2,389,240
44,000	Intelsat SA†	754,160
41,032	Liberty Global plc, Cl. A†	1,745,501
153,574	Liberty Global plc, Cl. C†	6,298,838
180,000	Rogers Communications Inc., Cl. B	6,735,600
50,000	Scripps Networks Interactive Inc., Cl. A	3,904,500
45,500	Time Warner Cable Inc.	6,528,795

		65,769,979

	Communications Equipment — 0.4%
110,000	Cisco Systems Inc.	2,768,700
384,000	Corning Inc.	7,426,560

		10,195,260

	Computer Hardware — 0.9%
178,500	Apple Inc.	17,983,875
10,000	International Business Machines Corp.	1,898,300
7,200	SanDisk Corp.	705,240

		20,587,415

	Computer Software and Services — 1.6%
25,000	Blucora Inc.†	381,000
15,000	CyrusOne Inc.	360,600
90,000	EarthLink Holdings Corp.	307,800
154,000	eBay Inc.†	8,721,020
10,000	Google Inc., Cl. A†	5,884,100
10,000	Google Inc., Cl. C†	5,773,600
22,000	Internap Network Services Corp.†	151,800
70,000	MedAssets Inc.†	1,450,400
218,000	Microsoft Corp.	10,106,480
9,000	RealD Inc.†	84,330
118,000	Yahoo! Inc.†	4,808,500

		38,029,630

	Consumer Products — 2.9%
13,000	Altria Group Inc.	597,220
299,600	Avon Products Inc.	3,774,960
5,000	Church & Dwight Co. Inc.	350,800
88,000	Coty Inc., Cl. A	1,456,400
30,000	Energizer Holdings Inc.	3,696,300
35,000	Hanesbrands Inc.	3,760,400
50,000	Harman International Industries Inc.	4,902,000
57,000	Kimberly-Clark Corp.	6,131,490
29,000	Philip Morris International Inc.	2,418,600

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — September 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Consumer Products (Continued)
7,000	Stanley Black & Decker Inc.	$621,530
880,000	Swedish Match AB	28,536,585
145,000	The Procter & Gamble Co.	12,142,300

		68,388,585

	Consumer Services — 0.4%
65,000	Liberty Interactive Corp., Cl. A†	1,853,800
241,500	The ADT Corp.	8,563,590

		10,417,390

	Diversified Industrial — 3.9%
92,000	Bouygues SA	2,982,305
68,000	Eaton Corp. plc	4,309,160
992,000	General Electric Co.	25,415,040
347,000	Honeywell International Inc.	32,312,640
56,000	ITT Corp.	2,516,640
5,600	Jardine Strategic Holdings Ltd.	195,160
20,000	Pentair plc	1,309,800
5,500	Sulzer AG	676,914
252,000	Textron Inc.	9,069,480
100,000	Toray Industries Inc.	661,044
310,000	Tyco International Ltd.	13,816,700

		93,264,883

	Electronics — 1.3%
414,900	Intel Corp.	14,446,818
400,000	Sony Corp., ADR	7,216,000
70,000	TE Connectivity Ltd.	3,870,300
100,000	Texas Instruments Inc.	4,769,000

		30,302,118

	Energy and Utilities: Electric — 0.8%
18,000	ALLETE Inc.	799,020
18,000	American Electric Power Co. Inc.	939,780
17,000	Edison International	950,640
14,000	El Paso Electric Co.	511,700
75,000	Electric Power Development Co. Ltd.	2,451,561
85,000	Great Plains Energy Inc.	2,054,450
34,000	Integrys Energy Group Inc.	2,203,880
178,208	Northeast Utilities	7,894,614
5,000	Pepco Holdings Inc.	133,800
18,000	Pinnacle West Capital Corp.	983,520
45,000	The AES Corp.	638,100

		19,561,065

	Energy and Utilities: Integrated — 2.9%
2,000	Alliant Energy Corp.	110,820
32,000	Avista Corp.	976,960
28,000	Black Hills Corp.	1,340,640
26,000	Chubu Electric Power Co. Inc.†	298,464
555,000	CONSOL Energy Inc.	21,012,300
16,000	Consolidated Edison Inc.	906,560

Shares		Market Value
7,000	Dominion Resources Inc.	$483,630
17,000	Duke Energy Corp.	1,271,090
100,000	Edison SpA†	63,342
20,000	Endesa SA	790,295
230,000	Enel SpA	1,220,694
23,000	FirstEnergy Corp.	772,110
39,000	Hawaiian Electric Industries Inc.	1,035,450
401,000	Hera SpA	1,061,594
10,000	Hokkaido Electric Power Co. Inc.†	81,149
24,000	Hokuriku Electric Power Co.	315,332
45,000	Iberdrola SA, ADR	1,290,150
127,000	Korea Electric Power Corp., ADR	2,849,880
40,000	Kyushu Electric Power Co. Inc.†	431,092
33,000	MGE Energy Inc.	1,229,580
27,000	National Grid plc, ADR	1,940,760
110,000	NextEra Energy Inc.	10,326,800
58,000	NiSource Inc.	2,376,840
57,000	OGE Energy Corp.	2,115,270
19,000	Ormat Technologies Inc.	499,130
34,000	Public Service Enterprise Group Inc.	1,266,160
58,000	Shikoku Electric Power Co. Inc.†	743,542
52,000	The Chugoku Electric Power Co. Inc.	666,624
38,000	The Empire District Electric Co.	917,700
20,000	The Kansai Electric Power Co. Inc.†	189,013
45,000	Tohoku Electric Power Co. Inc.	511,238
36,500	Vectren Corp.	1,456,350
78,000	Westar Energy Inc.	2,661,360
38,000	Wisconsin Energy Corp.	1,634,000
140,000	Xcel Energy Inc.	4,256,000

		69,101,919

	Energy and Utilities: Natural Gas — 1.8%
7,000	AGL Resources Inc.	359,380
50,000	Delta Natural Gas Co. Inc.	988,500
109,187	Kinder Morgan Inc.	4,186,230
321,000	National Fuel Gas Co.	22,466,790
11,500	ONE Gas Inc.	393,875
15,000	ONEOK Inc.	983,250
98,000	Sempra Energy	10,327,240
13,500	South Jersey Industries Inc.	720,360
60,000	Southwest Gas Corp.	2,914,800

		43,340,425

	Energy and Utilities: Oil — 9.1%
85,000	Anadarko Petroleum Corp.	8,622,400
51,000	Apache Corp.	4,787,370
215,000	BG Group plc, ADR	3,986,100
233,000	BP plc, ADR	10,240,350
65,000	Chesapeake Energy Corp.	1,494,350
162,000	Chevron Corp.	19,329,840
286,700	ConocoPhillips	21,938,284
124,000	Devon Energy Corp.	8,454,320
130,000	Eni SpA, ADR	6,142,500

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — September 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Oil (Continued)
194,000	Exxon Mobil Corp.	$18,245,700
47,000	Hess Corp.	4,433,040
331,000	Marathon Oil Corp.	12,442,290
138,000	Marathon Petroleum Corp.	11,684,460
80,000	Murphy Oil Corp.	4,552,800
211,000	Occidental Petroleum Corp.	20,287,650
200	PetroChina Co. Ltd., ADR	25,702
14,000	Petroleo Brasileiro SA, ADR	198,660
184,350	Phillips 66	14,989,498
220,000	Repsol SA, ADR	5,201,900
220,000	Royal Dutch Shell plc, Cl. A, ADR	16,748,600
560,000	Statoil ASA, ADR	15,209,600
153,000	Total SA, ADR	9,860,850

		218,876,264

	Energy and Utilities: Services — 3.4%
94,000	ABB Ltd., ADR	2,106,540
77,000	Cameron International Corp.†	5,111,260
80,000	Diamond Offshore Drilling Inc.	2,741,600
130,000	Dresser-Rand Group Inc.†	10,693,800
478,600	Halliburton Co.	30,874,486
10,000	Noble Corp. plc	222,200
24,000	Oceaneering International Inc.	1,564,080
3,333	Paragon Offshore plc†	20,498
110,000	Schlumberger Ltd.	11,185,900
4,928	Seventy Seven Energy Inc.†	116,991
20,000	Transocean Ltd.	639,400
794,000	Weatherford International plc†	16,515,200

		81,791,955

	Energy and Utilities: Water — 0.4%
15,000	American States Water Co.	456,300
107,000	American Water Works Co. Inc.	5,160,610
74,000	Aqua America Inc.	1,741,220
30,000	Severn Trent plc	912,864
63,000	SJW Corp.	1,692,810
9,000	The York Water Co.	180,000
6,000	United Utilities Group plc, ADR	156,600

		10,300,404

	Entertainment — 2.0%
55,000	Take-Two Interactive Software Inc.†	1,268,850
93,000	The Madison Square Garden Co., Cl. A†	6,149,160
225,000	Time Warner Inc.	16,922,250
150,000	Twenty-First Century Fox Inc., Cl. B	4,996,500
121,000	Viacom Inc., Cl. B	9,309,740
410,000	Vivendi SA	9,901,355

		48,547,855

	Environmental Services — 1.2%
173,200	Progressive Waste Solutions Ltd.	4,463,364
250,000	Republic Services Inc.	9,755,000

Shares		Market Value
23,000	Veolia Environnement SA	$406,123
8,000	Waste Connections Inc.	388,160
310,000	Waste Management Inc.	14,734,300

		29,746,947

	Equipment and Supplies — 1.8%
93,000	CIRCOR International Inc.	6,261,690
50,000	Graco Inc.	3,649,000
170,000	Mueller Industries Inc.	4,851,800
705,000	RPC Inc.	15,481,800
124,000	Sealed Air Corp.	4,325,120
80,000	Tenaris SA, ADR	3,644,000
96,000	The Timken Co.	4,069,440

		42,282,850

	Financial Services — 16.6%
8,000	Alleghany Corp.†	3,345,200
436,200	American Express Co.	38,184,948
675,000	American International Group Inc.	36,463,500
310,000	Bank of America Corp.	5,285,500
9,000	Berkshire Hathaway Inc., Cl. B†	1,243,260
70,000	Blackhawk Network Holdings Inc., Cl. B†	2,261,000
21,000	BlackRock Inc.	6,894,720
140,000	Citigroup Inc.	7,254,800
110,000	CME Group Inc.	8,795,050
15,322	Credit Acceptance Corp.†	1,931,645
24,000	Cullen/Frost Bankers Inc.	1,836,240
120,000	Discover Financial Services	7,726,800
250,000	First Niagara Financial Group Inc.	2,082,500
100,000	FNF Group	2,774,000
33,330	FNFV Group†	458,621
55,000	H&R Block Inc.	1,705,550
25,000	Hong Kong Exchanges and Clearing Ltd.	538,001
48,000	HSBC Holdings plc, ADR	2,442,240
205,000	Invesco Ltd.	8,093,400
580,700	JPMorgan Chase & Co.	34,981,368
40,000	Kinnevik Investment AB, Cl. B	1,445,122
89,250	KKR & Co. LP	1,990,275
381,000	Legg Mason Inc.	19,491,960
43,000	M&T Bank Corp.	5,301,470
275,000	Morgan Stanley	9,506,750
72,000	National Australia Bank Ltd., ADR	1,020,600
195,000	Navient Corp.	3,453,450
170,000	New York Community Bancorp Inc.	2,697,900
114,000	Northern Trust Corp.	7,755,420
55,000	Protective Life Corp.	3,817,550
220,000	SLM Corp.	1,883,200
219,000	State Street Corp.	16,120,590
172,000	T. Rowe Price Group Inc.	13,484,800
874,000	The Bank of New York Mellon Corp.	33,850,020
200,000	The Blackstone Group LP	6,296,000
200,000	The Hartford Financial Services Group Inc.	7,450,000
287,000	The PNC Financial Services Group Inc.	24,561,460

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — September 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
132,000	The Travelers Companies Inc.	$12,400,080
130,000	U.S. Bancorp	5,437,900
53,000	W. R. Berkley Corp.	2,533,400
138,000	Waddell & Reed Financial Inc., Cl. A	7,133,220
653,500	Wells Fargo & Co.	33,897,045
20,000	Willis Group Holdings plc	828,000

		396,654,555

	Food and Beverage — 10.4%
4,000	Ajinomoto Co. Inc.	66,560
5,000	Brown-Forman Corp., Cl. B	451,100
115,000	Campbell Soup Co.	4,913,950
500,000	China Mengniu Dairy Co. Ltd.	2,060,568
46,000	Chr Hansen Holding A/S	1,778,012
261,000	ConAgra Foods Inc.	8,623,440
35,000	Constellation Brands Inc., Cl. A†	3,050,600
241,918	Danone SA	16,194,478
2,000,000	Davide Campari-Milano SpA	14,436,740
15,000	Diageo plc, ADR	1,731,000
245,000	Dr Pepper Snapple Group Inc.	15,755,950
549,000	General Mills Inc.	27,697,050
18,000	Heineken Holding NV	1,190,633
275,000	ITO EN Ltd.	5,804,650
45,000	Kellogg Co.	2,772,000
375,000	Kikkoman Corp.	7,970,139
206,666	Kraft Foods Group Inc.	11,655,962
38,000	Maple Leaf Foods Inc.	648,743
793,000	Mondelēz International Inc., Cl. A	27,172,145
150,000	Morinaga Milk Industry Co. Ltd.	482,790
28,000	Nestlé SA	2,060,333
35,000	Nestlé SA, ADR	2,577,050
168,000	NISSIN FOODS HOLDINGS CO. LTD.	8,731,251
1,600,000	Parmalat SpA	5,052,227
339,450	Parmalat SpA, GDR(a)(b)	1,072,017
219,000	PepsiCo Inc.	20,386,710
62,000	Pernod Ricard SA	7,019,666
10,000	Post Holdings Inc.†	331,800
23,800	Remy Cointreau SA	1,713,463
18,000	Suntory Beverage & Food Ltd.	638,432
623,000	The Coca-Cola Co.	26,577,180
5,000	The J.M. Smucker Co.	494,950
30,000	Unilever plc, ADR	1,257,000
324,000	Yakult Honsha Co. Ltd.	17,016,093

		249,384,682

	Health Care — 9.4%
134,000	Abbott Laboratories	5,573,060
50,000	AbbVie Inc.	2,888,000
77,500	Actavis plc†	18,699,200
46,655	Aetna Inc.	3,779,055
55,000	Akorn Inc.†	1,994,850

Shares		Market Value
140,000	Alere Inc.†	$5,429,200
35,000	AmerisourceBergen Corp.	2,705,500
25,000	Amgen Inc.	3,511,500
40,000	Baxter International Inc.	2,870,800
425,000	BioScrip Inc.†	2,936,750
68,676	Bristol-Myers Squibb Co.	3,514,838
7,000	Chemed Corp.	720,300
35,000	Cigna Corp.	3,174,150
210,000	Covidien plc	18,167,100
45,000	DaVita HealthCare Partners Inc.†	3,291,300
100,000	Eli Lilly & Co.	6,485,000
3,000	Endo International plc†	205,020
50,000	Express Scripts Holding Co.†	3,531,500
40,000	Gerresheimer AG	2,597,855
60,000	Gilead Sciences Inc.†	6,387,000
45,000	HCA Holdings Inc.†	3,173,400
12,500	Henry Schein Inc.†	1,455,875
10,000	Humana Inc.	1,302,900
12,420	ICU Medical Inc.†	797,116
97,000	Johnson & Johnson	10,339,230
13,500	Laboratory Corp. of America Holdings†	1,373,625
100,000	Lexicon Pharmaceuticals Inc.†	141,000
475,000	Liberator Medical Holdings Inc.	1,486,750
25,000	McKesson Corp.	4,866,750
23,000	Mead Johnson Nutrition Co.	2,213,060
35,000	Medtronic Inc.	2,168,250
231,000	Merck & Co. Inc.	13,693,680
70,000	Mylan Inc.†	3,184,300
20,000	Orthofix International NV†	619,200
112,500	Owens & Minor Inc.	3,683,250
94,000	Patterson Companies Inc.	3,894,420
634,548	Pfizer Inc.	18,763,584
75,000	Quality Systems Inc.	1,032,750
75,000	Sanofi, ADR	4,232,250
100,000	Sigma-Aldrich Corp.	13,601,000
60,000	St. Jude Medical Inc.	3,607,800
40,000	Stryker Corp.	3,230,000
25,000	Tenet Healthcare Corp.†	1,484,750
6,000	Teva Pharmaceutical Industries Ltd., ADR	322,500
25,000	The Cooper Companies Inc.	3,893,750
61,000	UnitedHealth Group Inc.	5,261,250
25,000	WellPoint Inc.	2,990,500
20,000	Zimmer Holdings Inc.	2,011,000
289,202	Zoetis Inc.	10,686,014

		223,971,932

	Hotels and Gaming — 0.3%
19,000	Accor SA	842,693
120,000	Boyd Gaming Corp.†	1,219,200
780,000	Ladbrokes plc	1,636,249
53,000	Las Vegas Sands Corp.	3,297,130
270,000	Mandarin Oriental International Ltd.	473,850

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — September 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Hotels and Gaming (Continued)
6,000	Wyndham Worldwide Corp.	$487,560

		7,956,682

	Machinery — 1.0%
689,040	CNH Industrial NV	5,464,087
90,500	Deere & Co.	7,420,095
10,000	Kennametal Inc.	413,100
275,000	Xylem Inc.	9,759,750

		23,057,032

	Metals and Mining — 1.6%
67,000	Agnico Eagle Mines Ltd.	1,945,010
230,000	Alcoa Inc.	3,700,700
20,000	Alliance Holdings GP LP	1,364,800
100,000	Barrick Gold Corp.	1,466,000
8,000	BHP Billiton Ltd., ADR	471,040
30,000	Franco-Nevada Corp.	1,472,476
500,000	Freeport-McMoRan Inc.	16,325,000
18,000	Labrador Iron Ore Royalty Corp.	351,176
344,000	Newmont Mining Corp.	7,929,200
40,000	Peabody Energy Corp.	495,200
46,000	TimkenSteel Corp.	2,138,540

		37,659,142

	Paper and Forest Products — 0.4%
204,000	International Paper Co.	9,738,960

	Publishing — 0.1%
107,000	News Corp., Cl. B†	1,725,910

	Real Estate — 0.0%
13,000	Brookfield Asset Management Inc., Cl. A	584,480
16,000	QTS Realty Trust Inc., Cl. A	485,600

		1,070,080

	Retail — 5.6%
250,000	Best Buy Co. Inc.	8,397,500
75,000	CST Brands Inc.	2,696,250
371,000	CVS Health Corp.	29,527,890
370,000	Hertz Global Holdings Inc.†	9,394,300
142,000	Ingles Markets Inc., Cl. A	3,363,980
25,000	Kohl’s Corp.	1,525,750
185,000	Lowe’s Companies Inc.	9,790,200
112,000	Macy’s Inc.	6,516,160
50,000	Murphy USA Inc.†	2,653,000
36,000	Outerwall Inc.†	2,019,600
94,800	Rush Enterprises Inc., Cl. B†	2,835,468
400,000	Safeway Inc.	13,720,000
265,000	Sally Beauty Holdings Inc.†	7,253,050
120,000	Seven & i Holdings Co. Ltd.	4,654,479
73,000	The Home Depot Inc.	6,697,020
241,000	Walgreen Co.	14,284,070
30,000	Wal-Mart Stores Inc.	2,294,100

Shares		Market Value
138,000	Whole Foods Market Inc.	$5,259,180

		132,881,997

	Specialty Chemicals — 2.0%
51,000	Air Products & Chemicals Inc.	6,639,180
49,000	Airgas Inc.	5,421,850
72,000	Ashland Inc.	7,495,200
65,085	Chemtura Corp.†	1,518,433
134,000	E. I. du Pont de Nemours and Co.	9,615,840
500,000	Ferro Corp.†	7,245,000
75,000	H.B. Fuller Co.	2,977,500
95,000	Olin Corp.	2,398,750
5,000	Praxair Inc.	645,000
94,000	The Dow Chemical Co.	4,929,360

		48,886,113

	Telecommunications — 4.1%
357,000	AT&T Inc.	12,580,680
238,479	BCE Inc.	10,197,362
39,000	Belgacom SA	1,357,584
500,000	Deutsche Telekom AG, ADR	7,560,000
195,000	Hellenic Telecommunications Organization SA, ADR†	1,257,750
37,500	Loral Space & Communications Inc.†	2,692,875
50,000	Orange SA, ADR	737,000
170,000	Portugal Telecom SGPS SA	357,723
50,084	Telefonica SA, ADR	769,791
70,000	Telekom Austria AG	630,834
23,000	Telenet Group Holding NV†	1,321,789
150,870	Telephone & Data Systems Inc.	3,614,845
110,000	Telstra Corp. Ltd., ADR	2,558,600
140,000	TELUS Corp.	4,785,200
843,866	Verizon Communications Inc.	42,184,861
40,000	VimpelCom Ltd., ADR	288,800
161,545	Vodafone Group plc, ADR	5,313,215

		98,208,909

	Transportation — 0.7%
239,000	GATX Corp.	13,950,430
17,000	Kansas City Southern	2,060,400

		16,010,830

	Wireless Communications — 0.7%
2,500,000	Cable & Wireless Communications plc	1,900,787
72,779	Crown Castle International Corp.	5,860,893
50,000	QUALCOMM Inc.	3,738,500
124,000	United States Cellular Corp.†	4,399,520

		15,899,700

	TOTAL COMMON STOCKS	2,334,384,204

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — September 30, 2014 (Unaudited)

Shares		Market Value
	CONVERTIBLE PREFERRED STOCKS — 0.4%
	Broadcasting — 0.0%
12,588	Emmis Communications Corp., 6.250%, Ser. A †	$187,309

	Energy and Utilities — 0.3%
128,000	El Paso Energy Capital Trust I, 4.750%	7,308,800

	Financial Services — 0.0%
1,500	Doral Financial Corp., 4.750% †	10,432

	Telecommunications — 0.1%
53,000	Cincinnati Bell Inc., 6.750%, Ser. B	2,537,110

	TOTAL CONVERTIBLE PREFERRED STOCKS	10,043,651

	PREFERRED STOCKS — 0.1%
	Health Care — 0.1%
95,298	The Phoenix Companies Inc., 7.450%	2,353,861

	WARRANTS — 0.1%
	Energy and Utilities: Natural Gas — 0.1%
312,800	Kinder Morgan Inc., expire 05/25/17†	1,138,592

	Food and Beverage — 0.0%
650	Parmalat SpA, GDR, expire 12/31/15†(a)(b)	267

	TOTAL WARRANTS	1,138,859

Principal Amount
	CORPORATE BONDS — 0.6%
	Aerospace — 0.2%
$2,500,000	GenCorp Inc., Sub. Deb., 4.063%, 12/31/39	4,437,500

	Diversified Industrial — 0.4%
8,800,000	Griffon Corp., Sub. Deb., 4.000%, 01/15/17(b)	9,795,500

	Real Estate — 0.0%
450,000	Palm Harbor Homes Inc. 3.250%, 05/15/24†	72,562

	TOTAL CORPORATE BONDS	14,305,562

	U.S. GOVERNMENT OBLIGATIONS — 1.2%
28,552,000	U.S. Treasury Bills, 0.005% to 0.060%††, 10/02/14 to 03/19/15	28,550,970

	TOTAL INVESTMENTS — 100.0% (Cost $1,605,554,142)	$2,390,777,107

Market Value
Aggregate tax cost	$1,615,961,373

Gross unrealized appreciation	$821,691,554
Gross unrealized depreciation	(46,875,820)

Net unrealized appreciation/depreciation	$774,815,734

(a)	Illiquid security.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the market value of Rule 144A securities amounted to $10,867,784 or 0.45% of total investments. Except as noted in (a), these securities are liquid.

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value
North America	83.3%	$1,991,190,144
Europe	13.8	329,455,529
Japan	2.5	58,929,453
Asia/Pacific	0.4	10,384,121
Latin America	0.0	817,860

Total Investments	100.0%	$2,390,777,107

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Dividend & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 9/30/14
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Energy and Utilities: Integrated	$ 69,038,577	—	$ 63,342	$ 69,101,919
Other Industries (a)	2,265,282,285	—	—	2,265,282,285
Total Common Stocks	2,334,320,862	—	63,342	2,334,384,204
Preferred Stocks (a)	2,353,861	—	—	2,353,861
Convertible Preferred Stocks
Financial Services	—	—	10,432	10,432
Other Industries (a)	10,033,219	—	—	10,033,219
Total Preferred Stocks and Convertible Preferred Stocks	12,387,080	—	10,432	12,397,512
Warrants
Energy and Utilities: Natural Gas	1,138,592	—	—	1,138,592
Food and Beverage	—	$ 267	—	267
Total Warrants	1,138,592	267	—	1,138,859
Corporate Bonds	—	14,233,000	72,562	14,305,562
U.S. Government Obligations	—	28,550,970	—	28,550,970
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,347,846,534	$42,784,237	$146,336	$2,390,777,107

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the period ended September 30, 2014. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices

The Gabelli Dividend & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of achieving additional return or of hedging the value of the Fund’s portfolio, increasing the income of the Fund, hedging or protecting its exposure to interest rate movements and movements in the securities markets, managing risks, protecting the value of its portfolio against uncertainty in the level of future currency exchange rates, or hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at September 30, 2014, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market

The Gabelli Dividend & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of September 30, 2014, refer to the Schedule of Investments.

The Gabelli Dividend & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred. As a result of the rule, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGDVX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also from time to time purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI DIVIDEND & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA with honors from Columbia Business School.

Barbara G. Marcin, CFA, joined GAMCO Investors, Inc. in 1999 and currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Prior to joining GAMCO, Ms. Marcin was head of value investments at Citibank Global Asset Management. Ms. Marcin graduated with Distinction as an Echols Scholar from the University of Virginia and holds an MBA degree from Harvard University’s Graduate School of Business.

Robert D. Leininger, CFA, joined GAMCO Investors, Inc. in 1993 as an equity analyst. Subsequently, he was a partner and portfolio manager at Rorer Asset Management before rejoining GAMCO in 2010 where he currently serves as a portfolio manager of Gabelli Funds, LLC and co-manages the Fund. Mr. Leininger is a magna cum laude graduate of Amherst College with a degree in Economics and holds an MBA from the Wharton School at the University of Pennsylvania.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst. He focuses on companies in the cardiovascular, healthcare services, and pharmacy benefits management sectors, among others. He also serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA from Columbia Business School.

THE GABELLI DIVIDEND & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

TRUSTEES	OFFICERS

Mario J. Gabelli, CFA	Bruce N. Alpert
Chairman &	President
Chief Executive Officer,
GAMCO Investors, Inc.	Andrea R. Mango
Secretary
Anthony J. Colavita
President,	Agnes Mullady
Anthony J. Colavita, P.C.	Treasurer

James P. Conn	Richard J. Walz
Former Managing Director &	Chief Compliance Officer
Chief Investment Officer, Financial Security Assurance Holdings Ltd.	Carter W. Austin Vice President & Ombudsman

Laurissa M. Martire
Mario d’Urso	Vice President & Ombudsman
Former Italian Senator
David I. Schachter
Frank J. Fahrenkopf, Jr.	Vice President
Former President &
Chief Executive Officer,	INVESTMENT ADVISER
American Gaming Association
Gabelli Funds, LLC
Michael J. Melarkey	One Corporate Center
Partner,	Rye, New York 10580-1422
Avansino, Melarkey, Knobel,
Mulligan & McKenzie	CUSTODIAN

Salvatore M. Salibello, CPA	State Street Bank and Trust
Partner,	Company
Salibello & Company	COUNSEL

Edward T. Tokar	Skadden, Arps, Slate, Meagher &
Senior Managing Director,	Flom LLP
Beacon Trust Company
TRANSFER AGENT AND
Anthonie C. van Ekris	REGISTRAR
Chairman,
BALMAC International, Inc.	Computershare Trust Company, N.A.
Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

GDV Q3/2014

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Dividend & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/20/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/20/2014

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	11/20/2014

* Print the name and title of each signing officer under his or her signature.